(LOSS) INCOME PER SHARE (Basic) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to common shareholders	$ 14,133	¥ 91,548	¥ 88,117	¥ (142,865)
Denominator:
Basic (loss) income per Class A and Class B common shares | (per share)	$ 0.04	¥ 0.23	¥ 0.22	¥ (0.36)
Common Class A [Member]
Numerator:
Net (loss) income attributable to common shareholders	$ 9,523	¥ 61,691	¥ 59,305	¥ (95,923)
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	272,491,397	272,491,397	271,445,384	269,520,110
Basic (loss) income per Class A and Class B common shares | (per share)	$ 0.04	¥ 0.23	¥ 0.22	¥ (0.36)
Common Class B [Member]
Numerator:
Net (loss) income attributable to common shareholders	$ 4,609	¥ 29,857	¥ 28,812	¥ (46,942)
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	131,876,660	131,876,660	131,876,660	131,896,605
Basic (loss) income per Class A and Class B common shares | (per share)	$ 0.04	¥ 0.23	¥ 0.22	¥ (0.36)